Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of inventories and written down of inventories

The provision for obsolete inventories is made for the risks associated with the realization and sale of inventories due to obsolescence and measured at the net realizable value or the cost, whichever is less.

	December 31, 2021	December 31, 2020
Finished goods	814,320	560,028
Spare parts and accessories	180,286	219,831
Raw material	126,889	118,319
Warehouse and other	27,809	30,279
Fuels and lubricants	—	6,807
	1,149,304	935,264